Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
1.  Revenue

CRH is the leading building materials business in the world. It manufactures and supplies a diverse range of superior building materials and products for use in the construction and maintenance of infrastructure, housing and commercial projects of all sizes, all across the world.

The Group has three operating segments (as identified under IFRS 8
Operating Segments
) generating revenue through the following activities:

Americas Materials
businesses are predominantly engaged in the production and sale of aggregates, asphalt, cement and readymixed concrete products and provide asphalt paving services in the US and Canada. This segment also includes the Group’s cement operations in Brazil.

Europe Materials
businesses are predominantly engaged in the manufacture and supply of cement, lime, aggregates, readymixed and precast concrete and asphalt products, as well as paving and construction services. This segment comprises businesses operating in 21 countries across Western, Central and Eastern Europe as well as the Philippines in Asia.

Our
Building Products
segment includes businesses operating across a portfolio of building product related platforms including architectural products, infrastructure products, construction accessories and building envelope. This segment also included up to their disposal in 2019, our perimeter protection and shutters & awnings businesses as well as our
Do-It-Yourself
(DIY) businesses in Belgium and the Netherlands which were disposed of in 2018. This segment comprises businesses operating in 19 countries primarily in the US, Canada and Western Europe.

The divestment of our
Europe Distribution
business (excluding DIY Benelux), formerly part of the Building Products segment, was completed in 2019. As a result, it was classified as discontinued operations in 2019; its performance in 2019 and 2018 was therefore part of discontinued operations. As referenced above, DIY Benelux was separately divested in 2018 and therefore its performance up to the date of divestment is shown as part of continuing operations in 2018.

A. Disaggregated revenue

In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.

Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Americas Materials 2020	Europe Materials 2020	Building Products 2020	Total 2020	Americas Materials 2019	Europe Materials 2019	Building Products 2019	Total 2019	Americas Materials 2018	Europe Materials 2018	Building Products 2018	Total 2018
Primary geographic markets	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Republic of Ireland (country of domicile)	-	632	-	632	-	655	-	655	-	553	-	553
United Kingdom	-	3,157	180	3,337	-	3,478	243	3,721	-	3,596	263	3,859
Rest of Europe (i)	-	4,8 41	992	5,8 33	-	4,845	1,162	6,007	-	4,840	1,735	6,575
United States	9,984	-	5,479	15,463	10,307	-	5,086	15,393	9,326	-	4,801	14,127
Rest of World (ii)	1,289	5 11	522	2,3 22	1,319	531	506	2,356	1,246	509	580	2,335

Total Group from continuing operations	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132	10,572	9,498	7,379	27,449
Discontinued operations
United States - Americas Distribution				-				-				8
Rest of Europe (i) - Europe Distribution				-				3,557				4,191

Total Group				27,587				31,689				31,648

(i)
The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

	Year ended 31 December
	Americas Materials (iii) 2020	Europe Materials (iii) 2020	Building Products 2020	Total 2020	Americas Materials (iii) 2019	Europe Materials (iii) 2019	Building Products 2019	Total 2019	Americas Materials (iii) 2018	Europe Materials (iii) 2018	Building Products 2018	Total 2018
Principal activities and products	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Cement, lime and cement products	1,403	2,974	-	4,377	1,368	2,962	-	4,330	957	2,960	-	3,917
Aggregates, asphalt and readymixed products	5,604	3,100	-	8,704	5,649	3,427	-	9,076	5,114	3,448	-	8,562
Construction contract activities*	4,266	1,732	168	6,166	4,609	1,801	185	6,595	4,501	1,821	283	6,605
Architectural products	-	1,166	3,439	4,605	-	1,069	2,983	4,052	-	1,066	3,067	4,133
Infrastructure products	-	169	1,278	1,447	-	250	1,387	1,637	-	203	1,276	1,479
Construction accessories	-	-	626	626	-	-	660	660	-	-	700	700
Architectural glass and glazing systems and wholesale hardware distribution	-	-	1,662	1,662	-	-	1,782	1,782	-	-	1,690	1,690
DIY	-	-	-	-	-	-	-	-	-	-	363	363

Total Group from continuing operations	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132	10,572	9,498	7,379	27,449
Discontinued operations
Exterior and interior products - Americas Distribution				-				-				8
General Builders Merchants, DIY Germany and Sanitary, Heating & Plumbing - Europe Distribution				-				3,557				4,191

Total Group				27,587				31,689				31,648

(iii)
Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.

There are no material dependencies or concentrations of individual customers which would warrant disclosure under IFRS 8. The individual entities within the Group have a large number of customers spread across various activities, end-uses
and geographies.

Revenue derived through the supply of services and intersegment revenue are not material to the Group. The transfer pricing policy implemented by the Group between operating segments and across its constituent entities is described in note 34. In addition, due to the nature of building materials, which have a low value-to-weight
ratio, the Group’s revenue streams include a low level of cross-border transactions.

B. Contract balances

For information on the Group’s construction contract balances, including movements during the year, refer to notes 18, 19 and 20. Movements in our net contract balances are not considered significant and are primarily driven by the timing of billing work-in-progress
within our construction contract businesses.

C. Unsatisfied long-term construction contracts and other performance obligations

Revenue yet to be recognised from fixed-price long-term construction contracts, primarily within our Americas Materials and Europe Materials businesses, amounted to $2,604 million at 31 December 2020 (2019: $2,097 million; 2018: $2,116 million). The Group has applied the practical expedient of IFRS 15
Revenue from Contracts with Customers
whereby revenue yet to be recognised on contracts that had an original expected duration of less than one year is not disclosed. The majority of open contracts at 31 December 2020 will close and revenue will be recognised within 12 months of the balance sheet date.